ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income Loss Details Abstract
Cumulative foreign currency translation	$ 410	$ 403	$ 416
Gross unamortized experience gain - post employment liability	983	983	983
Tax effect unamortized experience gain - post employment liability	(259)	(259)	(259)
Accumulated other comprehensive income	$ 1,134	$ 1,127	$ 1,140